Inventories, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Inventories, Net (Textual)
Slow moving inventories	$ 419	$ 45	$ 41